Investment Objectives and Goals - Lone Peak Value Fund	Jan. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Lone Peak Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Lone Peak Value Fund (the “Fund”) is long-term capital appreciation.